RETIREMENT AND POSTRETIREMENT BENEFITS - CHANGES IN LEVEL 3 FAIR VALUE HIERARCHY (Details) - Level 3 - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in the net fair value of plan assets classified as Level 3
Fair value of plan assets at beginning of year	CAD 297	CAD 132
Unrealized and realized gains	22	44
Purchases and settlements, net	2	121
Fair value of plan assets at end of year	CAD 321	CAD 297